S000027244 [Member] Investment Risks - Causeway International Opportunities Fund	Sep. 30, 2025
Value Stock Risk [Member]
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Value Stock Risk. Value stocks are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The value discipline used for the international value portfolio sometimes prevents or limits investments in stocks that are in the MSCI EAFE Index, the benchmark for this portfolio of the Fund. Accordingly, the return of the Fund’s investment in the international value portfolio will not necessarily be similar to the return of the MSCI EAFE Index.

Small and Medium Cap Risk [Member]
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Small and Medium Cap Risk. Some of the Fund’s investments may be in smaller and medium capitalization companies. The values of securities of smaller and medium capitalization companies, which may be less well-known companies, can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller and medium capitalization companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, adding additional risk. Smaller and medium capitalization companies in countries with less-liquid currencies may have additional difficulties in financing and conducting their businesses. Further, smaller and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that are floating rate. Because of these and other risks, securities of smaller and medium capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. During some periods, securities of smaller and medium capitalization companies, as asset classes, have underperformed the securities of larger capitalization companies.

Dividend Paying Stock Risk [Member]
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Dividend-Paying Stock Risk. Dividend-paying stocks may underperform non‑dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

Derivatives Risks [Member]
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Derivatives Risk. The Fund’s use of futures contracts subjects the Fund to additional risks. Futures contracts are derivative instruments, which can be volatile and involve special risks, including leverage risk and basis risk (the risk that the value of the investment will not react in parallel with the value of the reference index), in addition to market risk, credit risk, liquidity risk, operational risk and legal risk.

Quantitative Analysis Risk [Member]
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Quantitative Analysis Risk. Data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies. The Investment Adviser will use quantitative techniques to generate investment decisions and its analysis and stock selection can be adversely affected if it relies on erroneous or outdated data. Any errors in the Investment Adviser’s quantitative methods may adversely affect the Fund’s performance. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight assigned to a stock-specific factor for a stock or the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight assigned to a stock-specific factor for a stock or the weight placed on each factor may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

Allocation Risk [Member]
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Allocation Risk. The Investment Adviser uses a proprietary, quantitative, asset allocation model to determine allocations between developed and emerging markets. This subjects the Fund to the risk of relative underperformance if emerging markets exposure is relatively high when emerging markets underperform developed markets or if emerging markets exposure is relatively low when emerging markets outperform developed markets. No assurance can be given that the Investment Adviser’s asset allocation decisions will avoid underperformance or losses.

Foreign and Emerging Markets Risk [Member]
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Foreign and Emerging Markets Risk. In addition, because the Fund invests most of its assets in foreign securities, including common stock, preferred and preference stocks, depositary receipts, and exchange-traded funds that invest in foreign securities, the Fund is subject to further risks. For example, the value of the Fund may be affected by social, political and economic developments and US and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s shares may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than US securities. These risks are higher for emerging markets investments, as the extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. These risks are further heightened for investments in frontier markets.

Market and Selection Risk [Member]
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Market and Selection Risk. As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling, and it is possible that such changes will be sharp and unpredictable. Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation and social unrest) in one country or region might adversely impact a different country or region. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Member]
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Risk [Text Block]	If the value of the Fund’s investments goes down, you may lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.